Defiance BMNR Option Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 2.6% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 2.6%
Bitmine Immersion Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $26.73 (d)	$2,429,680	968	$62,765
TOTAL PURCHASED OPTIONS (Cost $144,037)			62,765

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 104.3%		Par	Value
3.62%, 04/23/2026 (e)(f)		$2,574,000	2,553,594
TOTAL U.S. TREASURY BILLS (Cost $2,553,237)			2,553,594

MONEY MARKET FUNDS - 2.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.61% (g)		61,272	61,272
TOTAL MONEY MARKET FUNDS (Cost $61,272)			61,272

TOTAL INVESTMENTS - 109.4% (Cost $2,758,546)			2,677,631
Liabilities in Excess of Other Assets - (9.4)%			(229,932)
TOTAL NET ASSETS - 100.0%			$2,447,699

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of January 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of January 31, 2026 was $2,023,802.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Defiance BMNR Option Income ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (9.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.7)%
Bitmine Immersion Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $30.39	$(2,429,680)	(968)	$(17,734)

Put Options - (8.6)%
Bitmine Immersion Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $26.73	(2,429,680)	(968)	(210,966)
TOTAL WRITTEN OPTIONS (Premiums received $177,534)			$(228,700)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Defiance BMNR Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$62,765	$–	$62,765
U.S. Treasury Bills	–	2,553,594	–	2,553,594
Money Market Funds	61,272	–	–	61,272
Total Investments	$61,272	$2,616,359	$–	$2,677,631

Liabilities:
Investments:
Written Options	$–	$(228,700)	$–	$(228,700)
Total Investments	$–	$(228,700)	$–	$(228,700)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.